Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative - Effective Portion	$ (1,619)	$ 2,457	$ (4,900)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income - Effective Portion	4	(8)	270
Amount of Gain (Loss) Recognized in Income on Derivative - Ineffective Portion and Amount Excluded from Effectiveness Testing	39,823	(12,067)	(13,384)
Foreign currency forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative - Effective Portion	358	48	(152)
Amount of Gain (Loss) Recognized in Income on Derivative - Ineffective Portion and Amount Excluded from Effectiveness Testing	0	(6)	0
Foreign currency forward exchange contracts | Cost of services and products sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income - Effective Portion	4	(8)	270
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Amount of Gain (Loss) Recognized in Income on Derivative for the Twelve Months Ended December 31	(2,307)	(10,463)	(3,529)
Cross currency interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative - Effective Portion	(1,977)	2,409	(4,748)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income - Effective Portion	0	0	0
Cross currency interest rate swaps | Cost of services and products sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative - Ineffective Portion and Amount Excluded from Effectiveness Testing	$ 39,823	$ (12,061)	$ (13,384)